Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000039882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
C000039882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000039882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.14%
C000039882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000039882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.91%
C000009526 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
C000009526 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000009526 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.14%
C000009526 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000009526 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.91%
C000009524 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
C000009524 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000009524 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.14%
C000009524 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000009524 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.91%
C000039879 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.34%
C000039879 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000039879 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.83%
C000039879 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.36%
C000039879 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.34%
C000039881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000039881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.83%
C000039881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.36%
C000039881 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.34%
C000082064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000082064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.83%
C000082064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.36%
C000082064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%